13. Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets At Fair Value Through Profit Or Loss Tables
Financial assets at fair value through profit or loss
	12.31.17	12.31.16

Current
Government bonds	1,239,282	387,279
Money market funds	1,657,976	1,606,636
Total current	2,897,258	1,993,915